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Emerging Markets Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated May 1, 2017

Emerging Markets Leaders Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Leaders Portfolio
Strategy [Heading]	rr_StrategyHeading	The third paragraph under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

Please retain this supplement for future reference.